Refund liabilities	12 Months Ended
Dec. 31, 2022
Refund Liabilities [Abstract]
Refund liabilities	Refund liabilities
A refund liability has to be recognized when the customer already provided a consideration which is expected to be refunded partially or totally. It is measured at the amount the Company has an obligation to repay or amounts which did not meet the criteria for revenue recognition in the past, but there are no remaining goods and services to be provided in future.
Development of refund liabilities:

(In € thousand)	2022	2021
BALANCE AS AT JANUARY 1	254,581	111,426
Additions	52,012	159,179
Payments	(2,626)	(18,022)
Other releases	(879)	(15,198)
Revenue recognition	(169,242)	—
Interest expense capitalized	9,597	8,478
Exchange rate difference	(357)	8,718
BALANCE AS AT DECEMBER 31	143,085	254,581
Less non-current portion	(6,635)	(158,970)
CURRENT PORTION	136,450	95,611
As at December 31, 2022, €135.5 million (of which €135.5 million is current) related to the collaboration with Pfizer (see Note 5.1) and €6.6 million (of which €6.6 million is non-current) related to the expected payment to GSK related to the termination of the SAA in 2019. Revenue recognized in 2022 related primarily to the de-recognition of the previously included royalty obligation towards the UK Authority in the amount of €89.2 million and the de-recognition of the previously included CAPEX obligation towards the UK Authority in the amount of €80.0 (£70.8) million. Additions included the milestone of $25 million (€24.5 million) related to the Collaboration and License Agreement with Pfizer as well as other payments received where we have a repayment obligation.
As at December 31, 2021, €79.6 million of which €75.2 million is non-current) related to the collaboration with Pfizer (see Note 5.1), €166.9 million (of which €77.3 million is non-current) related to the UK Supply Agreement (see Note 5.5.2), €6.4 million (of which €6.3 million non-current) related to the expected payment to GSK related to the termination of the SAA in 2019. Other releases related to reductions in refund liabilities in the wake of revaluations that increased contract liabilities.
Expected cash outflows for refund liabilities are disclosed under Note 5.2.5.